U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20594

                               FORM 24F-2
                    ANNUAL NOTICE OF SECURITIES SOLD
                         PURSUANT TO RULE 24F-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                          PLEASE PRINT OR TYPE.

1.  NAME AND ADDRESS OF ISSUER:

 American High-Income Municipal Bond Fund, Inc.
 333 South Hope Street
 Los Angeles, CA 90071

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (if the Form is being filed for all series and classes of securities of the issuer,
check the box but do not list series or classes:     __

3.  INVESTMENT COMPANY ACT FILE NUMBER: 811-8576
    SECURITIES ACT FILE NUMBER:  33-80630

4(A).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
       July 31, 1998

4(B). CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).  __ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
FORM.

5. CALCULATION OF REGISTRATION FEE:
(i)  Aggregate sale price of securities
     sold during the fiscal year pursuant               $211,063,000
     to section 24(f):
(ii)  Aggregate price of securities
      redeemed or repurchased during
      the fiscal year:                    $65,298,000
(iii)  Aggregate price of securities
       redeemed or repurchased
       during any prior fiscal year
       ending no earlier than
       October 11, 1995 that were not
       previously used to reduce
       registration fees payable to
       the Commission:                    $
(iv)  Total available redemption
      credits [add items 5(ii) and 5(iii):               $65,298,000
(v)  Net sales -- if Item 5(i) is
     greater than Item 5(iv) [subtract
     Item 5(iv) from Item 5(I)]:                        $145,765,000
(vi)  Redemption credits available for
      use in future years if item 5(i)
      is less than Item 5(iv) [subtract
      Item 5(iv) from Item 5(i)]:          $
(vii)  Multiplier for determining
       registration fee (See Instruction C.9):             x .000295
(viii)  Registration fee due [multiply
        Item 5(v) by Item 5(vii)] (enter
        "0" if no fee is due):                            $43,000.68

6. PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

  +$_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viiii) plus line 7]:

   =$43,000.68

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

CIK # 0000925950     September 24, 1998

 Method of delivery:
   X  Wire transfer
   __  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)* /s/ Julie F. Williams
                             Julie F. Williams
                             Secretary

 Date September 24, 1998

* Please print the name and title of the signing officer below the signature.